Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.59%
Five Years	2.36%
Since Inception	2.64%
Inception Date	Nov. 16, 2006
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.68%
Five Years	2.49%
Since Inception	2.90%
Inception Date	Nov. 10, 2006
Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.93%
Five Years	(1.85%)
Ten Years	12.05%
Inception Date	Nov. 04, 1996
Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.84%
Five Years	3.76%
Ten Years	10.44%
Inception Date	Dec. 31, 1997
Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.25%
Five Years	4.06%
Ten Years	10.08%
Inception Date	Feb. 15, 1996
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.06%
Five Years	1.88%
Since Inception	2.18%
Return After Taxes on Distributions | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.13%
Five Years	2.00%
Since Inception	2.43%
Return After Taxes on Distributions | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.39%
Five Years	(2.19%)
Ten Years	11.05%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.59%
Five Years	3.46%
Ten Years	9.87%
Return After Taxes on Distributions | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.89%
Five Years	3.71%
Ten Years	9.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.87%
Five Years	1.93%
Since Inception	2.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.95%
Five Years	2.03%
Since Inception	2.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.22%
Five Years	(1.57%)
Ten Years	10.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.71%
Five Years	3.17%
Ten Years	9.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.38%
Five Years	3.40%
Ten Years	8.80%
Based on Market Value | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.56%
Five Years	2.49%
Since Inception	2.90%
Russell Midcap Growth Index | Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	3.23%
Ten Years	10.32%
Russell Midcap Value Index | Vanguard Selected Value Fund | Vanguard Selected Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.51%
Five Years	3.79%
Ten Years	10.63%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Since Inception	2.88%
FTSE High Dividend Yield Index | Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Since Inception	3.01%
Standard & Poor's EPAC SmallCap Index | Vanguard International Explorer Fund | Vanguard International Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.92%
Five Years	(1.87%)
Ten Years	11.68%